THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.1%)
$     101,600     Nationsbank Corp.................................     09/04/98-12/28/98     5.600-5.830%  $   101,583,955
       50,000     Regions Bank.....................................              06/25/98           6.000        49,999,058
                                                                                                            ---------------
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....                                             151,583,013
                                                                                                            ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (9.5%)
       26,500     Bank of Montreal.................................              07/07/98           5.580        26,501,176
       67,500     Bayerische Vereinsbank AG........................              02/02/99           5.600        67,465,264
      200,000     Canadian Imperial Bank of Commerce...............     06/22/98-04/01/99     5.530-5.750       199,952,152
       25,000     Commerzbank AG...................................              03/05/99           5.670        24,990,909
      165,000     Deutsche Bank....................................     03/04/99-04/15/99     5.650-5.730       164,936,642
       45,000     Landesbank Hessen Thuringen......................     06/09/98-06/19/98     5.940-6.080        44,999,225
       20,000     Norinchukin Bank.................................              06/05/98           5.910        20,000,022
       32,000     Swiss Bank Corp..................................              06/04/98           5.820        32,000,583
      100,000     Westpac Banking Corp.............................     03/04/99-04/09/99     5.640-5.680        99,955,884
                                                                                                            ---------------
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....                                             680,801,857
                                                                                                            ---------------
COMMERCIAL PAPER -- DOMESTIC (25.3%)
      236,867     Alpine Securitization Corp.......................     06/02/98-06/11/98     5.500-5.530       236,609,874
      145,000     Aspen Funding Corp...............................     06/08/98-06/17/98           5.530       144,747,310
       14,000     Bank of New York.................................              03/26/99           5.640        13,993,426
       78,955     Bavaria Trading Corp.............................     06/04/98-06/15/98     5.540-5.550        78,869,422
       75,000     BBL North America Inc............................              06/15/98           5.510        74,839,292
      248,750     CXC Inc..........................................     06/03/98-08/12/98     5.500-5.530       247,722,486
       28,000     Dupont EI de Nemours & Co........................              06/05/98           5.460        27,983,013
       98,623     Enterprise Funding Corp..........................     06/08/98-06/19/98     5.500-5.520        98,412,245
      150,000     General Electric Capital Corp....................              08/19/98           5.380       148,229,083
       69,000     General Motors Acceptance Corp...................              06/03/98           5.500        68,978,917
       73,379     Receivables Capital Corp.........................     06/17/98-07/23/98     5.510-5.520        73,140,715
      312,482     Trident Capital Finance Inc......................     06/03/98-08/07/98     5.520-5.530       311,964,497
      290,208     Windmill Funding Corp............................     06/03/98-06/24/98     5.510-5.530       289,536,717
                                                                                                            ---------------
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........                                           1,815,026,997
                                                                                                            ---------------
COMMERCIAL PAPER -- FOREIGN (6.7%)
      182,500     Banque et Caisse D' Epargne......................     06/09/98-08/12/98     5.380-5.510       180,846,206
       22,500     Barclays Funding.................................              06/17/98           5.500        22,445,000
       25,000     Caisse D' Amortissement..........................              08/03/98           5.370        24,765,063
       50,000     Commonwealth Bank of Australia (Series A)........              07/20/98           5.400        49,631,819

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$     157,000     Diageo PLC.......................................     07/06/98-07/24/98     5.440-5.490%  $   156,094,217
       50,000     Halifax Building Society.........................              06/17/98           5.480        49,878,222
                                                                                                            ---------------
                      TOTAL COMMERCIAL PAPER -- FOREIGN............                                             483,660,527
                                                                                                            ---------------
FLOATING RATE NOTES (37.2%) (V)
       38,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    05/07/99)......................................              06/08/98(a)        5.592        38,000,000
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    05/10/99)......................................              06/10/98(a)        5.592        50,000,000
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points, due
                    06/18/99)......................................              06/18/98(a)        5.596        50,000,000
       25,000     American Express Centurion Bank, (resets daily to
                    one month LIBOR +5 basis points, due
                    09/16/98)......................................              06/01/98(a)        5.706        25,008,025
       27,800     Asset Backed Securities Investment Trust, Series
                    1995-A, Class 2, (resets monthly to one month
                    LIBOR -3 basis points, due 08/10/98)...........              06/10/98(a)        5.615        27,798,317
      100,000     Asset Backed Securities Investment Trust, Series
                    1997-C, (resets monthly to one month LIBOR, due
                    06/15/98) (144A)...............................              06/15/98(a)        5.656       100,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                    1997-E, Class N, (resets monthly to one month
                    LIBOR, due 08/17/98) (144A)....................              06/15/98(a)        5.656        50,000,000
      100,000     BankBoston Corp., (resets daily to Fed Funds rate
                    +5 basis points, due 04/08/99).................              06/01/98(a)        5.450        99,958,420
       64,000     Bankers Trust, (resets daily to Fed Funds rate +5
                    basis points, due 07/07/98)....................              06/01/98(a)        5.550        63,993,290
      100,000     Bayerische Landesbank, (resets monthly to one
                    month LIBOR -10 basis points, due 06/26/98)....              06/26/98(a)        5.558        99,994,672
       50,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 04/20/99).........              06/20/98(a)        5.647        50,000,000
      100,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 05/07/99).........              06/08/98(a)        5.597       100,000,000
       15,000     Corestates Bank, (resets monthly to one month
                    LIBOR -5.5 basis points, due 05/14/99).........              06/14/98(a)        5.601        15,000,000
       50,000     Corestates Bank, (resets monthly to one month
                    LIBOR +3 basis points, due 04/21/99)...........              06/21/98(a)        5.678        50,000,000
       25,000     FCC National Bank, (resets monthly to one month
                    LIBOR -12 basis points, due 07/02/98)..........              06/02/98(a)        5.536        24,998,520

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      35,000     FCC National Bank, (resets daily to Fed Funds
                    rate +20 basis points, due 07/23/98)...........              06/01/98(a)        5.888%  $    35,003,891
        5,000     First USA Bank, (resets quarterly to three month
                    LIBOR +30 basis points, due 07/29/98)..........              07/16/98(a)        5.988         5,002,614
       15,000     First USA Bank, (resets quarterly to three month
                    LIBOR +30 basis points, due 09/03/98)..........              06/17/98(a)        5.984        15,013,552
       16,000     Ford Motor Credit, (resets daily to Fed Funds
                    rate +45 basis points, due 04/19/99)...........              06/01/98(a)        6.138        16,046,798
       91,000     General Electric Capital Corp., (resets daily to
                    Prime rate -289 basis points, due 05/04/99)....              06/01/98(a)        5.610        91,000,000
      112,592     Greentree Financial Corp., (resets monthly to one
                    month LIBOR +3 basis points, due 11/15/98).....              06/15/98(a)        5.686       112,566,639
       43,000     Household Finance Corp., (resets quarterly to
                    three month LIBOR -12 basis points, due
                    03/30/99)......................................              06/30/98(a)        5.591        42,974,187
      200,000     Key Bank, (resets daily to Prime rate -295 basis
                    points, due 02/24/99)..........................              06/01/98(a)        5.550       199,900,142
       65,000     Key Bank, (resets daily to Fed Funds rate +4.5
                    basis points, due 04/16/99)....................              06/01/98(a)        6.138        64,962,932
      135,101     Liquid Asset Backed Securities Trust, Series
                    1997-2, (resets monthly to one month LIBOR, due
                    06/30/98) (144A)...............................              06/30/98(a)        5.656       135,101,368
      187,036     Money Store Equity Trust, Series 1997-A36,
                    (resets monthly to one month LIBOR +3 basis
                    points, due 11/15/98)..........................              06/15/98(a)        5.686       187,028,986
       94,622     Natwest Asset Trust Securities, Series R-13/14A,
                    (resets monthly to one month LIBOR +2 basis
                    points, due 10/15/01) (144A)...................              06/15/98(a)        5.676        94,622,000
       66,500     Old Kent Bank, (resets daily to Prime rate -285
                    basis points, due 11/04/98)....................              06/01/98(a)        5.650        66,500,000
       50,000     PNC Bank, N.A., (resets daily to Fed Funds rate
                    +7 basis points, due 06/04/98).................              06/01/98(a)        5.758        49,999,775
      200,000     PNC Bank, N.A., (resets daily to Prime rate -290
                    basis points, due 01/19/99)....................              06/01/98(a)        5.600       199,968,478
      100,000     Racers 97-MM-8-6, (resets monthly to one month
                    LIBOR -2 basis points, due 08/28/98) (144A)....              06/28/98(a)        5.632        99,997,655

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$     245,000     Societe Generale, (resets monthly to one month
                    LIBOR +8.5 basis points, due 05/26/99).........              06/26/98(a)        5.563%  $   244,833,801
      161,500     Triangle Funding Ltd., Series 1997-1, (resets
                    quarterly to three month LIBOR, due 11/15/98)
                    (144A).........................................              07/15/98(a)        5.687       161,496,451
                                                                                                            ---------------
                      TOTAL FLOATING RATE NOTES....................                                           2,666,770,513
                                                                                                            ---------------
TAXABLE MUNICIPALS (1.3%)(V)
       44,200     Jacksonville Health Facility Hospital, (resets
                    weekly, due 08/15/14)..........................              06/03/98(a)        5.650        44,200,000
       39,240     Sacramento County, (resets quarterly to three
                    month LIBOR, due 08/15/14).....................              08/14/98(a)        5.699        39,236,968
        6,200     Wake Forest University, (resets weekly, due
                    07/01/17), LOC Wachovia Bank...................              06/09/98(a)        5.600         6,200,000
                                                                                                            ---------------
                      TOTAL TAXABLE MUNICIPALS.....................                                              89,636,968
                                                                                                            ---------------
TIME DEPOSITS -- DOMESTIC (3.9%)
      276,343     Suntrust Bank....................................              06/01/98           5.687       276,343,000
                                                                                                            ---------------
TIME DEPOSITS -- FOREIGN (13.7%)
      325,000     Bank of Montreal.................................              06/01/98     5.687-5.718       325,000,000
      125,000     Bank of Nova Scotia..............................              06/01/98           5.687       125,000,000
      150,000     Bayerische Vereinsbank...........................              06/01/98           5.687       150,000,000
      231,848     Credit Agricole Grand Cayman.....................              06/01/98           5.687       231,848,000
      150,000     Westdeutsche Landesbank..........................              06/01/98           5.687       150,000,000
                                                                                                            ---------------
                      TOTAL TIME DEPOSITS -- FOREIGN...............                                             981,848,000
                                                                                                            ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.7%)..................................     7,145,670,875
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)...........................................        21,485,558
                                                                                                            ---------------
                  NET ASSETS (100.0%)....................................................................   $ 7,167,156,433
                                                                                                            ---------------
                                                                                                            ---------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $7,145,670,875
Interest Receivable                                    28,459,621
Prepaid Trustees' Fees                                      2,573
Prepaid Expenses and Other Assets                           7,425
                                                   --------------
    Total Assets                                    7,174,140,494
                                                   --------------
LIABILITIES
Payable to Custodian                                    6,042,748
Advisory Fee Payable                                      621,913
Administrative Services Fee Payable                       155,082
Custody Fee Payable                                       108,454
Administration Fee Payable                                 13,424
Fund Services Fee Payable                                   5,278
Accrued Expenses                                           37,162
                                                   --------------
    Total Liabilities                                   6,984,061
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $7,167,156,433
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $156,414,646
EXPENSES
Advisory Fee                                       $3,222,153
Administrative Services Fee                           804,085
Custodian Fees and Expenses                           363,162
Fund Services Fee                                      79,660
Administration Fee                                     54,547
Trustees' Fees and Expenses                            38,019
Miscellaneous                                          51,977
                                                   ----------
    Total Expenses                                                 4,613,603
                                                                ------------
NET INVESTMENT INCOME                                            151,801,043
NET REALIZED LOSS ON INVESTMENTS                                     (10,308)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $151,790,735
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                     MAY 31, 1998        YEAR ENDED
                                                     (UNAUDITED)      NOVEMBER 30, 1997
                                                   ----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    151,801,043   $     220,786,337
Net Realized Loss on Investments                            (10,308)           (105,748)
                                                   ----------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                        151,790,735         220,680,589
                                                   ----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        22,499,826,610      22,011,079,297
Withdrawals                                         (19,804,106,719)    (21,760,363,996)
                                                   ----------------   -----------------
    Net Increase from Investors' Transactions         2,695,719,891         250,715,301
                                                   ----------------   -----------------
    Total Increase in Net Assets                      2,847,510,626         471,395,890
NET ASSETS
Beginning of Period                                   4,319,645,807       3,848,249,917
                                                   ----------------   -----------------
End of Period                                      $  7,167,156,433   $   4,319,645,807
                                                   ----------------   -----------------
                                                   ----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED      JULY 12, 1993
                                                   SIX MONTHS ENDED         NOVEMBER 30,           (COMMENCEMENT OF
                                                     MAY 31, 1998     -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    NOVEMBER 30, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.17%(a) 0.18% 0.19%  0.19%  0.20%                0.19%(a)
  Net Investment Income                                       5.57%(a) 5.43% 5.29%  5.77%  3.90%                2.98%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1998, such fees amounted to $3,222,153.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $54,547.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $804,085.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through March 31, 1999. For the six months ended May 31, 1998, there was no reimbursement under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $79,660 for the six months ended May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $16,700.

24